Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (2,253,774)	$ (872,118)
Adjustments to reconcile net loss to net cash used in operating activities:
Formation costs paid by Sponsor		3,725
Interest earned on cash and marketable securities held in Trust Account	(522,672)	(3,580)
Change in fair value of warrant liability	(35,776)	(84,820)
Changes in current assets and liabilities:
Prepaid assets	(42,729)	103,747
Due to Related Party	(58,413)	58,413
Accrued expenses	1,488,433	559,478
Net cash used in operating activities	(1,424,931)	(235,155)
Cash flows from investing activities:
Amount deposited into trust	(1,374,101)	(58,075,000)
Disposal of investment held in Trust Account	36,343,195
Net cash provided by (used in) investing activities	34,969,094	(58,075,000)
Cash flows from financing activities:
Proceeds from loan from related party	2,684,975
Proceeds from initial public offering, net of costs		56,350,000
Proceeds from PIPE investment	2,000,000
Proceeds from private placement		2,925,000
Payment of advance from related party		(110,243)
Payment of promissory note from related party		(200,000)
Payment of deferred offering costs		(317,750)
Redemption of class A ordinary shares	(36,343,195)
Net cash (used in) provided by financing activities	(31,658,220)	58,647,007
Net change in cash	1,885,943	336,852
Cash, beginning of the period	336,852
Cash, end of the period	2,222,795	336,852
Supplemental disclosure of non-cash investing and financing activities:
Offering costs paid by Sponsor in exchange for issuance of ordinary shares		25,001
Offering costs paid by Sponsor under promissory note		153,518
Deferred underwriting discount		2,012,500
Initial classification of private warrants		136,971
Remeasurement of Class A ordinary shares subject to possible redemption, including additional amounts deposited into trust	$ 1,896,773